Stockholders' Equity (Details 3) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Outstanding, Beginning Balance	2,219,543	1,469,543
Warrants, Granted	0	750,000
Warrants, Canceled	0	0
Warrants, Exercised	0	0
Warrants, Expired/Forfeited	0	0
Warrants, Outstanding, Ending Balance	2,219,543	2,219,543	1,469,543
Warrants, Exercisable	2,219,543	2,219,543
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 6.07	$ 3.05
Weighted Average Exercise Price, Granted	$ 0	$ 4.05
Weighted Average Exercise Price, Canceled	$ 0	$ 0
Weighted Average Exercise Price, Exercised	$ 0	$ 0
Weighted Average Exercise Price, Expired/Forfeited	$ 0	$ 0
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 6.07	$ 6.07	$ 3.05
Weighted Average Exercise Price, Exercisable	$ 6.07	$ 6.07
Weighted Average Remaining Contractual Life (in Years)	3 years 11 months 23 days	4 years 2 months 23 days	0 years
Weighted Average Remaining Contractual Life (in Years), Exercisable	3 years 11 months 23 days	4 years 2 months 23 days
Aggregate Intrinsic Value, Outstanding	$ 6,497,413	$ 6,497,413
Aggregate Intrinsic Value, Exercisable	$ 6,497,413	$ 6,497,413